Taxes and contribution (Detail) - BRL (R$) R$ in Thousands		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Taxes [Abstract]
Services tax	[1]	R$ 34,008	R$ 14,837		R$ 1,382
Value-added tax on sales and services	[2]	13,439	3,830		3,596
Social integration program	[3]	11,878	9,918		2,690
Social contribution on revenues	[3]	71,773	59,358		16,544
Income tax and social contribution	[4]	20,995	35,474
Other		1,501	1,264		690
Total		153,594	124,681		24,902
Judicial deposits
Services tax		(15,525)	(11,375)	[5]
Value-added tax on sales and services		(6,685)	(2,665)	[5]
Social integration program		(10,277)	(8,188)	[5]	(2,516)	[5]
Social contribution on revenues		(63,245)	(50,389)	[5]	(15,475)	[5]
Total		(95,732)	(72,617)	[5]	(17,991)	[5]
Total		R$ 57,862	R$ 52,064		R$ 6,911

[1]	Refers to taxes on revenue from transaction activities.
[2]	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
[3]	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
[4]	Refers to the income tax and social contribution payable on current income taxes and contribution.
[5]	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i", "ii" and "iii" above.